Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0262 F: +1 202.637.3593 owenpinkerton@ eversheds-sutherland.com

January 25, 2023

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	American Marketplace Capital Corporation

Dear Sir/Madam:

On behalf of American Marketplace Capital Corporation (the "Company"), we hereby electronically file under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company’s registration statement on Form 10 (the “Registration Statement”) relating to the registration of the Company’s common stock, par value $0.01 per share, under Section 12(g) of the Exchange Act.

If you have any questions regarding the Registration Statement, please contact Owen Pinkerton at (202) 383-0262.

Very truly yours,

/s/ Owen J. Pinkerton
Owen J. Pinkerton

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